Commitments and Contingent Liabilities [Text Block]	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities [Text Block]
27.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2016 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2017	¥5,097	¥92,917
2018	3,418	78,192
2019	2,328	63,974
2020	1,512	57,503
2021	1,147	54,929
2022 and thereafter	4,172	365,739

Total minimum lease payments	¥17,674	¥713,254	(1)

Amount representing interest	(2,568)

Present value of minimum lease payments	¥15,106

Note:

(1)	One of MUFG’s subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥30,832 million under these commitments have been included in the above.

Total rental expense for the fiscal years ended March 31, 2014, 2015 and 2016 was ¥103,754 million, ¥108,792 million and ¥118,286 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Money Lending Business Act which, effective June 18, 2010, abolished the so-called “gray-zone interest.” Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Act (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Act. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower’s annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Act so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG’s consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Act. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Act.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Act in certain circumstances. Borrowers’ claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥36,292 million and ¥47,211 million as of March 31, 2015 and 2016, respectively. Provision (reversal) related to the allowance is included in Other non-interest expenses in the accompanying consolidated statements of income. For the fiscal years ended March 31, 2014, 2015 and 2016, there was a negative impact of ¥18,014 million, ¥19,743 million and ¥22,426 million, respectively, on Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.

Litigation

The MUFG Group is subject to various litigation matters and regulatory actions. Based upon current knowledge and the results of consultation with counsel, liabilities for losses from litigation matters and regulatory actions are recorded when they are determined to be both probable in their occurrences and can be reasonably estimated. Management believes that the eventual outcome of such litigation matters and regulatory actions will not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows. Management also believes that the amount of loss that is reasonably possible, but not probable, from the litigation matters and regulatory actions is not material to the MUFG Group’s financial position, results of operations or cash flows.

However, the MUFG Group has received requests for information from certain regulators in relation to investigations regarding the MUFG Group’s foreign operations, such as governance practices and foreign exchange trading practices in Europe, and is cooperating with these regulators for their investigations. Based upon current knowledge and the results of consultation with counsel, the timing and amounts of any penalties from these investigations cannot be reasonably estimated.